DISCONTINUED OPERATIONS, EXIT/SALE OF PRODUCT LINES, SALE OF ASSETS AND ASSETS HELD FOR SALE (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended					1 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011 item	Dec. 31, 2011 Other expense, net	Dec. 29, 2012 OCP and DES businesses	Apr. 30, 2013 Pasadena, California corporate headquarters	Mar. 30, 2013 Pasadena, California corporate headquarters	Dec. 28, 2013 Other properties and assets held for sale	Dec. 31, 2011 Product line from performance films business	Sep. 29, 2012 Other specialty converting businesses Other expense, net	Dec. 29, 2012 Product line from label and packaging materials business	Dec. 31, 2011 Product line from label and packaging materials business	Dec. 28, 2013 Property, plant and equipment in China	Dec. 28, 2013 Research facility located in Pasadena, California
Assets
Trade accounts receivable, net						$ 119.0
Inventories, net						57.2
Other current assets						7.7
Total current assets						183.9
Property, plant and equipment, net						79.5
Goodwill						167.9
Other intangibles resulting from business acquisitions, net						32.5
Other assets						8.4
Total Assets						472.2
Liabilities
Accounts payable						31.2
Accrued payroll and employee benefits						21.2
Other accrued liabilities						91.9
Total current liabilities						144.3
Non-current liabilities						16.2
Total Liabilities						160.5
Exit costs
Exit costs incurred											3.9
Proceeds from sale of product lines				21.5						21.0		0.8	0.5
Number of product lines sold				2
Gain on sale	0.6		0.6		5.6		10.9			5.6
Sale of Assets and Assets Held for Sale
Sale price of property and equipment classified as held for sale								20
Initial term of lease								9 months
Proceeds from sale of property, plant and equipment		38.7	4.2	4.6										11.0	5.0
Assets Held-for-sale, Property, Plant and Equipment									$ 1.3